Right-of-use assets, long-term financial assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2024 and 2023, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and reassessment	2,516	64	26	2,606
Depreciation	(642)	(23)	(12)	(677)
Balance as of December 31, 2024	5,320	91	26	5,437

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Additions and reassessment	1,243	—	—	1,243
Depreciation	(505)	(24)	(14)	(543)
Balance as of December 31, 2023	3,446	50	12	3,508

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

For the years ended December 31, 2024, and 2023, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2024	2023
Statements of income/(loss)
Depreciation of right-of-use assets	677	543
Interest expense on lease liabilities	113	90
Expense for short-term leases and leases of low value	752	793
Total	1,542	1,426

Statements of cash flows
Total cash outflow for leases	1,549	1,431

Schedule of contractual undiscounted cash flows for lease obligations

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2024 and 2023:

	As of
	December 31,
In CHF thousands	2024	2023
Less than one year	1,200	784
1-3 years	2,372	1,526
3-5 years	2,352	1,505
Total	5,924	3,815